Staff Cost - Schedule of Warrant Activity (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure Of Warrant Activity [Line Items]
Beginning balance	3,691,765	2,615,903
Ending balance	4,621,154	3,691,765	2,615,903
Beginning balance	€ 13.05	€ 10.69
Vested at the balance sheet date	2,034,791	1,439,066	864,623
Ending balance	€ 17.62	€ 13.05	€ 10.69
Vested at the balance sheet date	€ 11.48	€ 9.36	€ 7.74
Warrants [member]
Disclosure Of Warrant Activity [Line Items]
Beginning balance	3,691,765	2,615,903	2,999,824
Granted during the year	1,196,000	1,202,500	1,022,908
Exercised during the year	(193,171)	(115,212)	(1,292,462)
Forfeited during the year	(73,440)	(11,426)	(112,199)
Expired during the year			(2,168)
Ending balance	4,621,154	3,691,765	2,615,903
Beginning balance	€ 13.05	€ 10.69	€ 5.70
Vested at the balance sheet date	2,034,791	1,439,066	864,623
Granted during the year	€ 30.15	€ 17.69	€ 15.68
Exercised during the year	8.49	7.63	3.34
Forfeited during the year	16.42	13.88	7.65
Expired during the year			3.06
Ending balance	17.62	13.05	10.69
Vested at the balance sheet date	€ 11.48	€ 9.36	€ 7.74